SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Lived Assets	$ 62,000	$ 72,475	$ 59,796
Israel [Member]
Long-Lived Assets	58,124	68,832	58,200
Argentina [Member]
Long-Lived Assets	711	779	1,203
Mexico [Member]
Long-Lived Assets	348	381	386
Brazil [Member]
Long-Lived Assets	2,297	2,475	0
South Africa [Member]
Long-Lived Assets	513	0	0
Other [Member]
Long-Lived Assets	$ 7	$ 8	$ 7